Financing receivables - Summary of loans receivable reported within Loans receivable or Investments in and advances to affiliated companies (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2023	Mar. 31, 2022
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		¥ 2,363,737	¥ 2,369,137
Carried at fair value	[1]	1,650,115	1,210,590
Total		4,013,852	3,579,727
Advances to affiliated companies [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		4,000	1,000
Carried at fair value	[1]
Total		4,000	1,000
Total [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		2,367,737	2,370,137
Carried at fair value	[1]	1,650,115	1,210,590
Total		4,017,852	3,580,727
Loans at banks [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		802,595	717,992
Carried at fair value	[1]
Total		802,595	717,992
Short-term secured margin loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		457,273	442,600
Carried at fair value	[1]
Total		457,273	442,600
Inter-bank money market loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost			2,196
Carried at fair value	[1]
Total			2,196
Corporate loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		1,103,869	1,206,349
Carried at fair value	[1]	1,650,115	1,210,590
Total		¥ 2,753,984	¥ 2,416,939

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.